Share-based Compensation - Stock Options Outstanding (Details) shares in Thousands	12 Months Ended
Dec. 31, 2022 shares $ / shares
Share-based Payment Arrangements [Abstract]
Stock Options Balance, beginning of year (in shares) | shares	5,940,871
Stock Options Granted (in shares) | shares	534,264
Stock Options Exercised (in shares) | shares	(261,486)
Stock Options Forfeited (in shares) | shares	(285,047)
Stock Options Expired (in shares) | shares	(89,138)
Stock Options Balance, end of year (in shares) | shares	5,839,464
Weighted average exercise price Balance, beginning of year (in dollars per share) | $ / shares	$ 3.92
Weighted average exercise price Granted (in dollars per share) | $ / shares	5.23
Weighted average exercise price Exercised (in dollars per share) | $ / shares	2.23
Weighted average exercise price Forfeited (in dollars per share) | $ / shares	3.46
Weighted average exercise price Expired (in dollars per share) | $ / shares	10.06
Weighted average exercise price Balance, end of year (in dollars per share) | $ / shares	$ 4.04